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<FILENAME>form13f.txt

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Check here if Amendment [ X ]; Amendment Number:_3__
This Amendment (Check only one.):    [ X ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Provident Trust Company
Address:       N27 W23957 Paul Road, Suite 204
               Pewaukee, WI  53072

Form 13F File No.:  028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     James Scott Harkness
Title:    President
Phone:    (262) 523-7560
Signature, Place, and Date of Signing:

__/s/ James Scott Harkness    Pewaukee, Wisconsin   _11/12/03__
      (Signature)                 (City/State)       (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:          0

Form 13F Information Table Entry Total:    111

Form 13F Information Table Value Total:    $319,858 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report:        None




PROVIDENT TRUST COMPANY
SEC # 801-58213
September 30, 2003

                                                                        Voting Authority
                                    Type
                                     of          Value   Shares/ Invsm Otr
Name of Issuer                      Class  Cusip (x 1000)Prn Amt Dscrt Mgr Sole Shared None
--------------------                ----   ----- ------ ------- ---- ---- ----  -----  ---
ABBOTT LABS COM                     Com   2824100   294   6,913 Sole      6,913
ACTUANT CORPORATION                 Com 00508X203    84   1,500 Sole      1,500
AFLAC INC.                          Com   1055102   245   7,600 Sole      7,600
AMERICAN INTL GROUP COM             Com  26874107 2,205  38,208 Sole     38,208
AMERITRADE HOLDING CORP.            Com 03074k100 12,796 1,118,515 Sole1,118,515
AMGEN INC.                          Com  31162100   120   1,856 Sole      1,856
AON CORP                            Com  37389103    63   3,000 Sole      3,000
APW LTD COM                         Com G04397108     0  12,250 Sole     12,250
APW LTD                             WrtsG04397124     0       4 Sole          4
ASSOCIATED BANC CORP COM            Com  45487105    54   1,420 Sole      1,420
ATLAS MINERALS INC COM              Com  49267305     0      82 Sole         82
BANK ONE CORP COM                   Com 06423a103   400  10,360 Sole     10,360
BAXTER INTL INC COM                 Com  71813109    37   1,286 Sole      1,286
BERKSHIRE HATHAWAY INC. CL B        Com  84670207    25      10 Sole         10
BP PLC ADR                          Com  55622104   192   4,558 Sole      4,558
BRISTOL MYERS SQUIBB COM            Com 110122108   121   4,700 Sole      4,700
C2 INC                              Com 126948108    67   5,920 Shared/		5,920
                                                                Other
CALPINE CORP COM                    Com 131347106     0      37 Sole         37
CARDINAL HEALTH INC COM             Com 14149Y108 2,039  34,927 Sole     34,927
CHASE CAPITAL VII 7% PFD G          Pfd 16147M200    10     400 Sole        400
CHEVRONTEXACO                       Com 166764100   128   1,797 Sole      1,797
CISCO SYSTEMS INC                   Com 17275R102 15,924 812,885 Sole   812,885
CITIGROUP INC                       Com 172967101   267   5,857 Sole      5,857
CITIGROUP CAP V  7% PFD             Pfd 17306K209    10     400 Sole        400
COCA COLA CO COM                    Com 191216100   287   6,690 Sole      6,690
COSTCO WHOLESALE CORP               Com 22160K105 9,445 303,210 Sole    303,210
COUNTRYWIDE CR IND DEL COM          Com 222372104 24,171 308,777 Sole   308,777
CRYOLIFE INC. COM                   Com 228903100     6   1,000 Sole      1,000
DELL INC                            Com 24702R101 16,288 487,370 Sole   487,370
DISNEY WALT CO COM                  Com 254687106    50   2,484 Sole      2,484
DOVER CORP.                         Com 260003108   177   5,000 Sole      5,000
DU PONT E I DE NEMOURS COM          Com 263534109   105   2,626 Sole      2,626
EBAY INC COM                        Com 278642103    11     200 Sole        200
EMERSON ELECTRIC CO., COM           Com 291011104     8     150 Sole        150
ENRON CORP.                         Com 293561106     0     126 Sole        126
ENRON CAPITAL TRUST PREFERRED SEC   Pfd 29357N206     3     800 Sole        800
 8.30%
EXXON MOBIL CORP                    Com 30231G102   347   9,489 Sole      9,489
FASTENAL CO COM                     Com 311900104   701  18,556 Sole     18,556
FEDERAL NATL MTG ASSN COM           Com 313586109   158   2,250 Sole      2,250
FIFTH THIRD BANCORP COM             Com 316773100 27,358 492,584 Sole   492,584
FISERV INC COM                      Com 337738108 29,004 799,221 Sole   799,221
FLEETBOSTON FINL CORP COM           Com 339030108    13     423 Sole        423
FUJISAWA PHARMACEUTICALS            Com J15162118    42   1,835 Sole      1,835
GALLAGHER ARTHUR J &CO COM          Com 363576109     4     144 Sole        144
GANNETT INC COM                     Com 364730101    93   1,200 Sole      1,200
GENERAL ELEC CO                     Com 369604103   447  15,000 Sole     15,000
GLOBAL CROSSING LTD                 Com G3921A100     0   1,000 Sole      1,000
HARLEY-DAVIDSON                     Com 412822108 5,512 114,351 Sole    114,351
HARTFORD FINL SVCS COM              Com 416515104    53   1,000 Sole      1,000
HEALTH MGMT ASSOC INC CL A          Com 421933102 20,483 939,160 Sole   939,160
HEWLETT PACKARD CO COM              Com 428236103    29   1,497 Sole      1,497
INTEL CORP COM                      Com 458140100   261   9,481 Sole      9,481
INTERACTIVE CORP WARRANTS EXP       Wrts45840Q127     1      18 Sole         18
 2/4/09
INTERPUBLIC GRP COS INC             Com 460690100    29   2,033 Sole      2,033
ITT INDS INC IND COM                Com 450911102    30     500 Sole        500
JACOBS ENGR GROUP DEL COM           Com 469814107 6,478 143,645 Sole    143,645
JOHN HANCOCK FINANCIAL SERVICES     Com 41014S106    19     556 Sole        556
JOHNSON & JOHNSON COM               Com 478160104   592  11,955 Sole     11,955
JOHNSON CONTROLS                    Com 478366107    21     224 Sole        224
KIMBERLY CLARK CORP COM             Com 494368103    46     900 Sole        900
KOREA ELECTRIC POWER CO. ADR        Com 500631106    41   3,905 Sole      3,905
LEHMAN BROS CAPITAL TRUST I  8%     Pfd 52518B200    20     800 Sole        800
LOWE'S COS. INC.                    Com 548661107 27,009 520,412 Sole   520,412
M B I A INC.                        Com 55262C100   165   3,000 Sole      3,000
MARSHALL & ILSLEY CORP COM          Com 571834100 2,843  90,190 Sole     90,190
MATEX INC                           Com 576990004    53  15,644 Sole     15,644
MCGRAW HILL COMPANIES INC. COM      Com 580645109    21     340 Sole        340
MEDTRONIC INC                       Com 585055106   148   3,158 Sole      3,158
MERCK & CO. INC.                    Com 589331107   298   5,885 Sole      5,885
MERCURY GENERAL CORP. NEW           Com 589400100   389   8,698 Sole      8,698
METRO AIRLINES INC.                 Com 591905203     0      11 Sole         11
MGIC INVT CORP WIS COM              Com 552848103    81   1,550 Sole      1,550
MITSUBISHI TOKYO FINL GROUP ADR     Com 606816106    36   5,640 Sole      5,640
NORSTAR GROUP INC.                  Com 656541208     0   1,000 Sole      1,000
NORTEL NETWORKS CORP (NEW)          Com 656568102     5   1,203 Sole      1,203
NORTHERN TR CORP COM                Com 665859104    25     600 Sole        600
PATTERSON DENTAL CO COM             Com 703412106 7,604 132,060 Sole    132,060
PEPSICO INC COM                     Com 713448108    73   1,600 Sole      1,600
PFIZER INC COM                      Com 717081103   542  17,854 Sole     17,854
PRINCIPAL FINANCIAL GROUP, INC.     Com 74251V102     4     116 Sole        116
PROCTER & GAMBLE CO.                Com 742718109    74     800 Sole        800
PROGRESSIVE CORP. OHIO              Com 743315103    30     435 Sole        435
ROYAL DUTCH PETROLEUM NY REGISTRY   Com 780257804   642  14,521 Sole     14,521
 PAR 1.25
SARA LEE CORP COM                   Com 803111103   110   6,000 Sole      6,000
SBC COMMUNICATIONS INC COM          Com 78387G103    51   2,300 Sole      2,300
SENSIENT TECHNOLOGIES CORP. COM     Com 81725t100    74   3,514 Sole      3,514
SERVICEMASTER CO COM                Com 81760N109    32   3,100 Sole      3,100
SMUCKER J M CO COM NEW              Com 832696405     1      16 Sole         16
SOUTHWEST AIRLINES CO.              Com 844741108    11     604 Sole        604
STREICHER MOBILE FUELING INC        Com 862924107     1   1,000 Sole      1,000
STRYKER CORP COM                    Com 863667101   640   8,494 Sole      8,494
SUN LIFE FINANCIAL INC.             Com 866796105     9     417 Sole        417
SUNGARD DATA SYS INC COM            Com 867363103    32   1,200 Sole      1,200
SVENSK EXPORT KREDIT A B            Pfd W92947212    10     400 Sole        400
SYSCO CORP COM                      Com 871829107    98   3,000 Sole      3,000
TOLL BROTHERS INC COM               Com 889478103 24,644 810,117 Sole   810,117
TRAVELERS PPTY CASUALITY CL A (NEW) Com 89420G109     0      27 Sole         27
TRAVELERS PPTY CASUALITY CL B (NEW) Com 89420G406     1      56 Sole         56
TRIBUNE CO NEW COM                  Com 896047107    46   1,000 Sole      1,000
TRI CONTL CORP CLOSED END FUND    MutFd 895436103    27   1,834 Sole      1,834
UNIVERSAL HLTH SVCS CL B            Com 913903100 20,789 420,395 Sole   420,395
US BANCORP                          Com 902973304     3     144 Sole        144
VERISIGN INC. COM                   Com 9.23E+106    13   1,000 Sole      1,000
VODAFONE GROUP PLC SPONSORED ADR    Com 92857T107    12     600 Sole        600
WAL MART STORES INC COM             Com 931142103   215   3,848 Sole      3,848
WALGREEN CO                         Com 931422109 23,901 780,046 Sole   780,046
WELLS FARGO & CO. NEW COM           Com 949746101 2,056  39,930 Sole     39,930
WENDYS INTERNATIONAL                Com 950590109 1,172  36,282 Sole     36,282
WYETH                               Com 983024100    92   2,000 Sole      2,000
ZIMMER HOLDINGS                     Com 98956P102 28,357 514,647 Sole   514,647

TOTAL PORTFOLIO                                  319,858